Shareholder Fees - FidelityUSMultifactorETF-PRO	Nov. 29, 2022 USD ($)
FidelityUSMultifactorETF-PRO | Fidelity U.S. Multifactor ETF
Shareholder Fees:
(fees paid directly from your investment)	none